Annual Total Returns - Fidelity® Fund [BarChart] - 06.30 Fidelity Fund Class K PRO-09 - Fidelity® Fund - Fidelity Fund-Class K	Aug. 29, 2022
Bar Chart Table:
Annual Return 2012	16.72%
Annual Return 2013	29.18%
Annual Return 2014	12.98%
Annual Return 2015	3.47%
Annual Return 2016	4.93%
Annual Return 2017	23.95%
Annual Return 2018	(5.16%)
Annual Return 2019	33.58%
Annual Return 2020	26.55%
Annual Return 2021	33.31%